Voya Global High Dividend Low Volatility Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			18.48%	9.97%	8.53%
Performance Inception Date		Jan. 28, 2008
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			19.00%	10.52%	9.05%
Performance Inception Date		Mar. 05, 2015
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			18.73%	10.25%	8.78%
Performance Inception Date		Jan. 28, 2008
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			18.47%	10.08%	8.63%
Performance Inception Date		Mar. 05, 2015
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.